SHARE-BASED COMPENSATION - Transition agreement CEO (Details)	Dec. 22, 2020 shares tranche
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	4,200,000
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal annual tranches | tranche	3
Restricted Shares | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	4,200,000